ZAZOVE CONVERTIBLE SECURITIES FUND, INC.
SCHEDULE OF INVESTMENTS
March 31, 2017

                                          Principal/        Fair
                                            Shares/        Value
					  Contracts
INVESTMENTS - 105%

Convertible Preferred Stock - 11%
United States - 11%


Affiliated Managers Group,Inc. 5.150%        24,062    $1,386,573
   Due 10-15-37
Bunge Limited 4.875%			     15,000     1,612,200
Chesapeake Energy 5.750% (144A) (b)             250       165,625
Cowen Group, Inc. 5.625%                        940       782,550
Iridium Communications 6.750%                 1,925       652,575
Iridium Communications 7.000%                 3,800       414,200
New York Community Bancorp Trust 3.000%      11,000       552,750
   Due 11-01-51
Schulman (A.) Inc. 6.000%                       400       347,316

Total Convertible Preferred Stock (cost $5,523,254)     5,913,789

Convertible Bonds - 82%

Canada-1%
B2Gold Corporation 3.250%
  Due 10-01-18                              525,000       559,397

Germany-5%
Siemens AG (Reg S)                        2,000,000     2,502,500
  1.650% Due 08-16-19 (e)

Israel-4%
Teva Pharm (Series C) 0.250%              1,820,000     1,948,454
   Due 02-01-26 (d)

Norway-1%
Golden Ocean Group Limited (Reg S)           800,000     726,000
  3.070% Due 01-30-19 (e)


United States - 71%
Aceto Corporation        2.000%              114,000      105,023
   Due 11-01-20
Air Lease Corporation 3.875%                 400,000      573,000
   Due 12-01-18
Alon USA Energy, Inc. 3.000%                 670,000      738,709
   Due 09-15-18
Amyris 6.500%                              1,000,000      550,000
   Due 05-15-19
Arconic, Inc. 1.625% 		           1,330,000    1,552,110
   Due 10-15-19
Carriage Services 2.750%                     690,000      899,156
   Due 03-15-21
Ciena Corporation (144A) 3.750%              650,000      850,460
   Due 10-15-18 (b)
Cinedigm Corporation (144A)                  570,000      188,100
   5.500% Due 04-15-35 (b)
Citrix Systems, Inc.                         940,000    1,178,431
   0.500% Due 04-15-19 (d)
Clovis Oncology, Inc.                         90,000      116,213
   2.500% Due 09-15-21
Colony Northstar 3.875%                    1,000,000      988,000
   Due 01-15-21 (d)
Corenergy Infrastructure Trust               900,000    1,006,313
   7.000% Due 06-15-20 (d)
Dycom Industries, Inc. 0.750%              1,030,000    1,205,100
   Due 09-15-21 (d)
EnerNOC, Inc. 2.250%                       1,325,000    1,139,500
   Due 08-15-19 (d)
Euronet Worldwide, Inc 1.500%                940,000    1,190,863
   Due 10-01-44
Finisar Corporation 0.500%                   900,000    1,014,188
   Due 12-15-33
Global Eagle Entertainment, Inc. 2.750%      225,000      122,625
   Due 02-15-35
Green Plains (144A) 4.125%                  250,000      278,594
   Due 09-01-22 (b)
Greenbrier Companies 3.500%                  900,000    1,163,250
   Due 04-01-18 (d)
Greenbrier Companies (144A) 2.875%           950,000      971,375
   Due 02-01-24 (b)
Harmonic, Inc. 4.000%                      1,100,000    1,367,901
   Due 12-01-20 (d)
Horizon Global 2.750%                        570,000      521,553
   Due 07-01-22
Iconix Brand Group, Inc.                     135,000      129,101
   1.500% Due 03-15-18
Intel Corporation (144A) 3.250%            1,100,000    1,924,367
   Due 08-01-39 (b)(d)
InterDigital, Inc. 1.500%                    180,000      234,792
   Due 03-01-20
Janus Capital Group, Inc 0.750%              800,000    1,047,040
   Due 07-15-18 (d)
Johnson & Johnson                            580,000      993,018
   0.000% Due 07-28-20 (c)
Liberty Media Corporation 1.375%           1,500,000    1,703,400
  Due 10-15-23
Medicines Company (144A) 2.750%              570,000      689,700
  Due 07-15-23 (b)
Microchip Technology, Inc. (144A) 1.625%   1,600,000    1,624,000
  Due 02-15-27 (b)
Molina Healthcare, Inc. 1.625%             1,025,000    1,089,703
   Due 08-15-44 (d)
NantHealth (144A) 5.500%                   1,100,000      849,750
   Due 12-15-21 (b)
Palo Alto Networks, Inc. 0.000%              420,000      500,073
   Due 07-01-19 (c)
PDL BioPharma, Inc. 2.750%                   950,000      833,625
   Due 12-01-21
Pernix Therapeutics Holdings (144A)          530,000      145,750
   4.250% Due 04-01-21 (b)
Portfolio Recovery Associates, Inc. 3.000%   750,000      677,743
   Due 08-01-20
RPM International, Inc. 2.250%               460,000      550,850
   Due 12-15-20
Salesforce.com, Inc. 0.250%                1,370,000    1,765,205
   Due 04-01-18	(d)
Spectranetics Corporation 2.625%             615,000      707,250
   Due 06-01-34
Square (144A) 0.375%                         450,000      466,357
   Due 03-01-22 (b)
TCP Capital Corporation (144A) 4.625%        290,000      294,364
   Due 03-01-22 (b)
Teligent, Inc. 3.750%                        749,000      753,681
   Due 12-15-19
Teradyne (144A) 1.250%                       300,000      349,500
   Due 12-15-23 (b)
TerraVia Holdings 6.000%                     180,000      117,900
   Due 02-01-18
TerraVia Holdings 5.000%                     690,000      293,250
   Due 10-01-19
Trinity Industries, Inc 3.875%               920,000    1,123,550
   Due 06-01-36
Vishay Intertechnology, Inc. 2.250%           25,000       24,801
   Due 05-15-41
Vitamin Shoppe, Inc. 2.250%                  250,000      213,906
   Due 12-01-20
WebMD Health Corporation 1.500%              500,000      593,437
   Due 12-01-20
Workday, Inc. 1.500%                       1,000,000    1,226,900
   Due 07-15-20
World Wrestling Entertainment (144A)         600,000      659,625
   3.375% Due 12-15-23

        Total United States                            39,303,102

Total Convertible Bonds (cost $43,323,210)             45,039,453


Corporate Bonds - 3%
United States - 3%
MIG,LLC Senior Secured Notes 17.5000%,     5,158,766    1,547,630
    Due 12-31-16 (a)

Total Corporate Bonds (cost $4,303,511)                 1,547,630

Common Stock - 6%
Bahamas - 1%
Vedanta Resources                            162,493      825,385

China-0%
Emerald Plantation Holdings (c)              180,362       28,858

United States - 5%
Cumulus Media, Inc. (c)                      204,759       65,687
Emmis Communication (c)                      170,000      416,500
Keycorp (c)                                    4,547       80,846
Radio One, Inc. (class D) (c)                379,365    1,251,904
School Specialty, Inc. (c)                     6,777      823,405


      Total United States                               2,638,342

      Total Common Stock (cost $7,090,162)              3,492,585


WARRANTS - 3%
United States - 3%
Ashland Global Holdings, Inc.,
  $1,000 strike price,
  expire 3-31-29 (c)                          2,260        18,507
Bank of America, $13.30 strike price
   expire 01-16-19 (c)                       50,000       565,000
General Motors Corporation-
   Class B, $18.33 strike price
   expire 07-10-19 (c)                       47,890       854,932
Kinder Morgan Energy Partners,
   $40 strike price
   expire 05-25-17 (c)                      920,000         2,208

      Total Warrants(cost $3,053,112)                   1,440,647

Put Options-3%
United States-3%
iShares Russell 2000                            125        93,437
  $140 put price, expire 09-15-17

     Total Put Options (cost $168,780)                     93,437

Escrow-0%
China-0%
Sino Forest Corporation escrow            1,180,000         3,687

     Total Escrow (cost $8,867)                             3,687

TOTAL INVESTMENTS (cost $63,470,896)                   57,531,228


SECURITIES SOLD SHORT -(6%)
Common Stock - (6%)
United States- (6%)
Bank of America                             (50,000) (1,179,500)
Chesapeake Energy Corporation                (5,945)    (35,313)
Corenergy Infrastructure Trust              (19,000)   (641,820)
Greenbrier Companies                        (17,400)   (749,940)
Harmonic, Inc.                              (73,000)   (434,350)

TOTAL SECURITIES SOLD SHORT                          (3,040,923)
      (proceeds $2,796,263)


(a) This security is in default or deferral and interest or dividends are not being accrued on the position.
(b) 144A securities are those which are exempt from registration under Rule 144A of the U.S. Securities Act of 1933. These securities are subject to contractual or legal restrictions on their sale.
(c) Non-income producing securities.
(d) All or a portion of these securities are pledged as collateral for the margin account held by the broker.
(e) Reg S securities are those offered and sold outside of the United States and thus are exempt from registration under Regulation S of the U.S. Securities Act of 1933. These securities are subject to restrictions on their sale.

    Percentages are based upon the fair value as a percent of net assets as of March 31, 2017.

See notes to financial statements.             (concluded)


FAIR VALUE MEASUREMENTS

Financial Accounting Standards Board ("FASB") Accounting
Standards  Codification Topic 820, Fair Value Measurements
("Topic 820"), defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

Various inputs are used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

    Level 1 - quoted prices in active markets for identical
              securities
    Level 2 - other significant observable inputs (including quoted prices for similiar securities, interest rates, prepayment speeds, credit risk, etc.)
    Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments as of March 31, 2017:

                            Level1      Level2      Level3      Total
Convertible Preferred
   Stock                        $0  $5,913,789          $0   $5,913,789
Convertible Bonds                0  45,039,453           0   45,039,453
Corporate Bonds                  0           0   1,547,630    1,547,630
Common Stock             1,814,937     852,263     825,385    3,492,585
Warrants                 1,422,140           0      18,507    1,440,647
Put Options                 93,437           0           0       93,437
Escrow                           0           0       3,687        3,687


Total Investments       $3,330,514 $51,805,505 $2,395,209  $57,531,228

The following table summarizes the Fund's common stock industry concentrations as of March 31, 2017:

                        Level1        Level2       Level3     Total
Banking                  80,846            0            0       80,846
Cable & Satellite TV    482,187            0            0      482,187
Diversified Metals            0            0      825,385      825,385
 & Mining
Meida- Diversified    1,251,904            0            0    1,251,904
Paper & Forest                0       28,858            0       28,858
 Products
Retail-Specialty              0      823,405            0      823,405

Total Common Stock   $1,814,937     $852,263     $825,385   $3,492,585

The following table summarizes the inputs used to value the Fund's securities sold short as of March 31, 2017:

                          Level1        Level2      Level3     Total
Common Stock
Banking                $1,179,500            0           0   $1,179,500
Energy-Exploration &       35,313            0           0       35,313
Production
Gas Distribution          641,820            0           0      641,820
Machinery                 749,940            0           0      749,940
Tech Hardware &           434,350            0           0      434,350
Equipment

Total Securities       $3,040,923           $0           $0  $3,040,923
 Sold Short


The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                                  Corporate       Common
                                   Bonds          Stock
Balance as of December 31, 2016  $1,547,630     $882,128
Realized gain (loss)                      0            0
Net change in appreciation                0      (56,743)
   (depreciation)
Purchases                                 0            0
Sales/return of capital                   0            0
Transfers into Level 3                    0            0
Transfers out of Level 3                  0            0

Balance as of March 31, 2017      $1,547,630    $825,385



                                   Warrants        Escrow
Balance as of December 31, 2016      $9,975       $ 2,950
Realized gain (loss)                      0             0
Net change in appreciation            8,532             0
   (depreciation)
Purchases                                 0           737
Sales/return of capital                   0             0
Transfers into Level 3                    0             0
Transfers out of Level 3                  0             0

Balance as of March 31, 2017        $18,507       $ 3,687


For the three months ended March 31, 2017, the net change in appreciation (depreciation) included in net assets related to Level 3 investments still held at the reporting date are as follows:


  Corporate    Common
   Bonds       Stock         Warrants  Escrow
     $0       $(56,743)       $8,532    $737


The Fund's policy is to recognize transfers between Levels at the end of the reporting period. For the three months ended March 31, 2017, there were no transfers between Levels 1, 2 or 3.

FASB Accounting Standards Update ("ASU") 2011-04 requires the following disclosures about fair value measurements of assets and liabilities classified as Level 3 within the fair value hierarchy: the valuation process used by the reporting entity and quantitative information about the unobservable inputs used in a fair value measurement.

The following table presents the quantitative information about the significant unobservable inputs and valuation techniques utilized to determine the fair value of the Fund's Level 3 investments as of March 31, 2017. The table includes Level 3 investments with values derived from third parties. Such investments are primarily based on broker/dealer quotes for which there is a lack of transparency as to inputs used to develop the valuations. The quantitative detail of these unobservable inputs is neither provided nor reasonably available to the Fund.


		  Fair Value at  Valuation     Unobservable     Amount/
Description      March 31, 2017  Technique     Inputs           Range
Assets:
Corporate Bonds     $1,547,630  Discount to   Impact of
                                valuation    recapitalization   70%
                                analysis     and liquidity



Common Stock          $825,385  Discount to    Liquidity        50%
                                comparable     Discount
                                securities
Warrants              $18,507   Discount to    Liquidity        50%
                                Black-Sholes   Discount
                                pricing model

Escrow             $    3,687   Broker quote


The significant unobservable input used in the fair value measurement of the Fund's Level 3 convertible bonds is a discount for lack of liquidity. A significant and reasonable increase or decrease in the liquidity discount would result in a significant decrease or increase in the fair value measurement.

The valuation process of Level 3 securities follows the valuation of investments policy as disclosed in footnote 2.

DERIVATIVES AND HEDGING

The Fund follows the provisions of FASB ASC topic 815, Derivatives and Hedging ("Topic 815"), which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit risk related to contingent features in derivative agreements.

As of and for the three months ended March 31, 2017, the Fund held warrants which are considered derivative instruments under Topic 815.
Warrants are convertible at the holder's option into a fixed number of shares of the issuer's common stock upon payment of the exercise price and are treated as convertible securities by the Fund. Warrants held by the Fund were either purchased or received pursuant to a restructuring or exchange transaction. Equity price is the primary risk exposure of warrants. The fair value of warrants as of March 31, 2017 was $1,440,647 and is included in investments of the schedule of investments.

As of and during the three months ended March 31, 2017, the Fund held put options which are considered derivative instruments under Topic 815. Put options are an agreement that gives the Fund the right (but not the obligation) to sell a common stock, bond, commodity or other instrument at a specified price within a specified time period. Equity price is the primary risk exposure of put options.
The fair value of put options as of March 31, 2017 was $93,437 and is included in investments of the schedule of investments.

Realized gains and losses on derivative instruments are included in net realized loss on investments on the statement of operations. Change in unrealized appreciation (depreciation) on derivative instruments is included in net change in unrealized depreciation of investments on the statement of operations.
The following table summarizes the net realized loss and net change in unrealized depreciation on derivative instruments for the three months ended March 31, 2017:

                                     Change in
		Net Realized	Unrealized Appreciation
Derivative      Gain (Loss)	   (Depreciation)
Warrant           $44,298            $121,911
Put options      (534,933)            456,321

                $(490,635)           $578,232

The following table summarizes derivative transactions for the three months ended March 31, 2017:

                                  Put
                      Warrants    Options
Held as of
December 31, 2016    1,042,440     475
Purchased                    0       0
Sold/excercised        (22,290)   (350)

Held as of
March 31, 2017       1,020,150     125




FASB ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities ("ASU 2011-11"), requires entities to disclose both gross and net information for recognized derivative instruments and financial instruments that are either offset in the Statements of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities ("ASU 2013-01"), clarifies that the scope of ASU
2011-11 applies to derivatives accounted for in accordance with ASC Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. As of and for the three months ended
March 31, 2016, the Fund did not hold any derivative instruments that would require disclosure under ASU 2013-01.

INCOME TAXES

At March 31, 2017, the cost and related gross unrealized appreciation and depreciation for federal income tax purposes are as follows:

Cost of investments on
Schedule of Investments                            $63,470,896

Amortization and accretion
cost adjustments not
included in tax cost basis                             577,005

Contingent payment debt
instrument cost adjustments
for tax purposes                                       511,593

Market discount bond cost
adjustments for tax purposes                            27,955

Cost of investments for tax purposes               $64,587,449

Proceeds of securities sold short
on Schedule of Investments                          $2,796,263

Gross tax unrealized appreciation                   $5,077,601
Gross tax unrealized depreciation                  (12,378,482)

Net tax unrealized depreciation on investments      $7,300,881